October 5, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       BBH Trust (the “Trust”)
SEC File No. 811-21829
Rule 497(j) filing

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically with the U.S. Securities and Exchange Commission on September 30, 2010.

If you have any questions concerning this filing, please call the undersigned at 617-772-1616.

/s/ Suzan M. Barron____
Suzan M. Barron
Secretary